Financial Assets at Fair Value Through Other Comprehensive Income - Summary of Gross Carrying Amount and Fair Value of Financial Assets Through Other Comprehensive Income-Securities by Maturity (Detail) - BRL (R$)
R$ in Millions
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	R$ 10,666	R$ 9,546
Current Fair value	10,684	9,666
Non-current gross carrying amount	37,997	41,662
Non-current fair value	38,639	42,483
Gross carrying amount	48,663	51,208
Fair value	49,323	52,149	R$ 40,039
Non-stated maturity [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	77	73
Current Fair value	161	148
Up to one year [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	10,589	9,473
Current Fair value	10,523	9,518
From one to five years [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Non-current gross carrying amount	21,417	23,138
Non-current fair value	21,650	23,415
From five to ten years [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Non-current gross carrying amount	11,906	11,368
Non-current fair value	12,029	11,680
After ten years [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Non-current gross carrying amount	4,674	7,156
Non-current fair value	R$ 4,960	R$ 7,388